Equity - Additional Information (Detail)			12 Months Ended
	Nov. 30, 2020 EUR (€) shares	Jul. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares			23,569,276	13,096,241
Dividends as percentage			8
Dividend distributed | € / shares			€ 0
Nominal value per share | € / shares			€ 0.01
proceeds from shares issued | €			€ 102,514,879	€ 22,467,707	€ 4,508,851
Preferred Shares B [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		4,646,756	7,650,147	3,003,391
proceeds from shares issued | €		€ 35,032,758
Preferred Shares C [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	5,826,279		5,826,279	0
proceeds from shares issued | €	€ 67,482,121